Schedule of Financial Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Bank fees	$ 22	$ 43	$ 31
Interest income	(297)	(562)	(1,192)
Loss (gain) from sale of marketable debt securities	526	80	(397)
Foreign currency losses	(36)	25	119
Financial income net	$ 215	$ (414)	$ (1,439)